ACCOUNTS RECEIVABLE (Schedule of Movements in Allowance for Doubtful Accounts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movements in allowance for doubtful accounts
Balance at beginning of the year	$ 9,510,186	$ 9,414,581
Foreign exchange adjustment	(37,459)	290,626
Allowance for (reversal of) doubtful accounts	7,697,124	(169,731)	4,951,593
Amounts written off as uncollectible		(25,290)
Balance at end of the year	$ 17,169,851	$ 9,510,186	$ 9,414,581